Other income (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Nonoperating Income (Expense) [Abstract]
Loss on disposal of assets	$ (8,541)	$ (548)
Gain on investment	2,073	21,952
Modification and extinguishment of debt	2,065	205
Other income (expense), net	4,589	(1,764)
Total other expense, net	$ 186	$ 19,845